CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) $ in Millions	12 Months Ended
Oct. 31, 2023 USD ($)
Issuance costs	$ 11.1